Shareholders' equity and share-based payments - Perpetual subordinated notes (Details) € in Millions, $ in Millions			12 Months Ended
	May 05, 2023 EUR (€)	Jan. 17, 2022 EUR (€) tranche	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 25, 2021 EUR (€)	Sep. 04, 2020 EUR (€)	Apr. 04, 2019 EUR (€)	Oct. 06, 2016 EUR (€)	May 18, 2016 EUR (€)	Feb. 26, 2015 EUR (€)
Shareholders' equity
Amount of perpetual deeply subordinated notes recorded in equity | $			$ 12,777
Coupons booked in deduction of shareholders' equity | $			$ 294	$ 331	$ 368
Perpetual subordinated notes
Shareholders' equity
Notional amount						€ 11,250	€ 12,250	€ 12,250
Perpetual subordinated notes issued in 2022
Shareholders' equity
Notional amount		€ 1,750
Number of tranches | tranche		2
Perpetual subordinated notes issued, 3.250%, callable after 15 years
Shareholders' equity
Notional amount		€ 750				750	750
Interest rate (as percent)		3.25%
Perpetual subordinated notes issued, 2.000%, callable after 5.25 years
Shareholders' equity
Notional amount		€ 1,000				1,000	1,000
Interest rate (as percent)		2.00%
Perpetual subordinated notes issued, 2.125%, callable after 12 years
Shareholders' equity
Notional amount						1,500	1,500	1,500	€ 1,500
Interest rate (as percent)									2.125%
Perpetual subordinated notes issued, 1.625%, callable after 7 years
Shareholders' equity
Notional amount						1,500	1,500	1,500	€ 1,500
Interest rate (as percent)									1.625%
Perpetual subordinated notes issued, 2.000%, callable after 10 years
Shareholders' equity
Notional amount						1,000	1,000	1,000		€ 1,000
Interest rate (as percent)										2.00%
Perpetual subordinated notes issued, 1.750%, callable after 5 years
Shareholders' equity
Notional amount						1,500	1,500	1,500			€ 1,500
Interest rate (as percent)											1.75%
Subordinated note, 3.369%, perpetual maturity callable after 10 years
Shareholders' equity
Notional amount						1,500	1,500	1,500				€ 1,500
Interest rate (as percent)												3.369%
Subordinated note, 2.708%, perpetual maturity callable after 6.6 years
Shareholders' equity
Notional amount							1,000	1,000				€ 1,000
Interest rate (as percent)	2.708%											2.708%
Amount repaid	€ 1,000
Subordinated note, 3.875%, perpetual maturity callable after 6 years
Shareholders' equity
Notional amount								1,750					€ 1,750
Interest rate (as percent)													3.875%
Subordinated note, 2.625%, perpetual maturity callable after 10 years
Shareholders' equity
Notional amount						€ 2,500	€ 2,500	€ 2,500						€ 2,500
Interest rate (as percent)														2.625%